AXS 2X Innovation ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$58,466,989
TOTAL NET ASSETS — 100.0%	$58,466,989

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Ark Innovation ETF	Receive	6.07% (OBFR01* + 100bps)	At Maturity	5/3/2024	$92,635,124	$-	$12,559,054
Clear Street	Ark Innovation ETF	Receive	5.62% (OBFR01* + 55bps)	At Maturity	5/10/2024	10,263,399	-	902,777
TOTAL EQUITY SWAP CONTRACTS								$13,461,831

*	OBFR01 - Overnight Bank Funding Rate, 5.07% as of June 30, 2023.